UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09917

                        SENTINEL VARIABLE PRODUCTS TRUST

                 National Life Drive, Montpelier, Vermont 05604

                         Sentinel Asset Management, Inc.
                 National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end:   December 31, 2007

Date of reporting period:  June 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS


LOGO  SENTINEL FUNDS
      INDEPENDENT THINKING
      SINCE 1934




Sentinel Variable Products Trust
Semi-Annual Report

June 30, 2007




Sentinel Variable Products Trust Balanced Fund

Sentinel Variable Products Trust Bond Fund

Sentinel Variable Products Trust Common Stock Fund

Sentinel Variable Products Trust Mid Cap Growth Fund

Sentinel Variable Products Trust Money Market Fund

Sentinel Variable Products Trust Small Company Fund

         SENTINEL VARIABLE PRODUCTS TRUST


         National Life Drive
         Montpelier, Vermont 05604




         -----------------------------------------------------------------------
         TABLE OF CONTENTS

         Sentinel Variable Products Trust Balanced Fund                        2

         Sentinel Variable Products Trust Bond Fund                            4

         Sentinel Variable Products Trust Common Stock Fund                    6

         Sentinel Variable Products Trust Mid Cap Growth Fund                  8

         Sentinel Variable Products Trust Money Market Fund                   10

         Sentinel Variable Products Trust Small Company Fund                  11

         Statements of Assets and Liabilities                                 13

         Statements of Operations                                             15

         Statements of Changes in Net Assets                                  17

         Financial Highlights                                                 19

         Notes to Financial Statements                                        22

         Actual and Hypothetical Expenses for Comparison Purposes             26

         Information and Services for Policyholders                           27

         Proxy Voting Results                                                 28

         Trustees and Officers                                                29




1
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SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

--------------------------------------------------------------------------------

FUND PROFILE AT
June 30, 2007

PORTFOLIO WEIGHTINGS
ASSET CATEGORY                                            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                                            69.7%
--------------------------------------------------------------------------------
U.S. Government Obligations                                              28.4%
--------------------------------------------------------------------------------
Cash and Other                                                            1.9%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS*

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
United Technologies Corp.                                                  1.9%
--------------------------------------------------------------------------------
Medtronic, Inc.                                                            1.8%
--------------------------------------------------------------------------------
General Electric Co.                                                       1.8%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       1.6%
--------------------------------------------------------------------------------
ExxonMobil Corp.                                                           1.5%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                          1.5%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.4%
--------------------------------------------------------------------------------
Honeywell Int'l., Inc.                                                     1.3%
--------------------------------------------------------------------------------
Microsoft Corp.                                                            1.2%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            1.2%
--------------------------------------------------------------------------------
Total of Net Assets*                                                      15.2%
--------------------------------------------------------------------------------

TOP FIXED INCOME HOLDINGS*

                                                    MATURITY     PERCENT OF
DESCRIPTION                             COUPON        DATE       NET ASSETS
--------------------------------------------------------------------------------
FNR 06-63 VH                            6.50%       03/25/23         7.0%
--------------------------------------------------------------------------------
FHR 3254 QE                             6.00%       11/15/36         4.5%
--------------------------------------------------------------------------------
FHRR R005 AB                            5.50%       12/15/18         3.7%
--------------------------------------------------------------------------------
GNR 01-53 PB                            6.50%       11/20/31         3.5%
--------------------------------------------------------------------------------
FHR 2456 CJ                             6.50%       06/15/32         2.7%
--------------------------------------------------------------------------------
FNR 06-78 BV                            6.50%       06/25/23         2.4%
--------------------------------------------------------------------------------
FNR 06-88 BV                            6.50%       11/25/25         2.3%
--------------------------------------------------------------------------------
FNR 06-66 NV                            6.50%       02/25/24         2.3%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS*                                              28.4%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 5.0 years**

*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007
(Unaudited)
                                                          Principal
                                                           Amount       Value
                                                         (M=$1,000)    (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 28.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 28.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION 10.9%
Collateralized Mortgage Obligations:
FHRR R005 AB 5.5%, 12/15/18                                  820M     $  809,928
FHR 2456 CJ 6.5%, 06/15/32                                   571M        581,467
FHR 3254 QE 6%, 11/15/36                                   1,000M        985,790
                                                                      ----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           2,377,185
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 14.0%
Collateralized Mortgage Obligations:
FNR 06-63 VH 6.5%, 03/25/23                                1,500M      1,530,675
FNR 06-78 BV 6.5%, 06/25/23                                  500M        511,095
FNR 06-66 NV 6.5%, 02/25/24                                  500M        508,525


                                                         Principal
                                                           Amount       Value
                                                         (M=$1,000)    (Note 2)
--------------------------------------------------------------------------------
FNR 06-88 B 6.5%, 11/25/25                                   500M     $  508,825
                                                                      ----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            3,059,120
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 3.5%
Collateralized Mortgage Obligations:
GNR 01-53 PB 6.5%, 11/20/31                                  750M        775,350
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $6,243,094)                                                    6,211,655
                                                                      ----------
                                                           Shares
                                                           ------
COMMON STOCKS 69.7%
CONSUMER DISCRETIONARY 5.1%
Citadel Broadcasting Corp.                                      1              3
Comcast Corp. * (a)                                         8,250        230,670
Grupo Televisa SA ADR                                       4,000        110,440
Hilton Hotels Corp. (a)                                     2,500         83,675

                                                                         Value
                                                           Shares      (Note 2)
--------------------------------------------------------------------------------
McDonald's Corp.                                            2,000     $  101,520
McGraw-Hill Cos., Inc.                                      2,200        149,776
Staples, Inc.                                               3,500         83,055
Time Warner, Inc.                                           5,000        105,200
TJX Cos., Inc. (a)                                          1,700         46,750
Walt Disney Co. (a)                                         5,800        198,012
                                                                      ----------
                                                                       1,109,101
                                                                      ----------
CONSUMER STAPLES 5.5%
Altria Group, Inc.                                          2,000        140,280
CVS Caremark Corp.                                          2,700         98,415
Diageo PLC ADR                                              1,500        124,965
Kellogg Co. (a)                                             1,800         93,222
Kimberly-Clark Corp.                                        1,500        100,335
Kraft Foods, Inc. (a)                                       1,384         48,786
PepsiCo, Inc.                                               3,500        226,975
Procter & Gamble Co.                                        4,000        244,760
Wal-Mart Stores, Inc.                                       2,500        120,275
                                                                      ----------
                                                                       1,198,013
                                                                      ----------
ENERGY 7.1%
Chevron Corp.                                               2,500        210,600



    The accompanying notes are an integral part of the financial statements.

                                                                               2
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SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

--------------------------------------------------------------------------------

                                                         Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
EOG Resources, Inc.                                       2,100     $    153,426
ExxonMobil Corp.                                          4,000          335,520
GlobalSantaFe Corp. (a)                                   1,500          108,375
Noble Energy, Inc. (a)                                    2,000          124,780
Pride Int'l., Inc. * (a)                                  2,500           93,650
Schlumberger Ltd.                                         3,800          322,772
Weatherford Int'l., Ltd. * (a)                            3,500          193,340
                                                                    ------------
                                                                       1,542,463
                                                                    ------------
FINANCIALS 12.8%
ACE Ltd.                                                  1,000           62,520
American Express Co.                                      2,700          165,186
American Int'l. Group, Inc. (a)                           3,000          210,090
Ameriprise Financial, Inc. (a)                              540           34,327
Bank of America Corp.                                     5,000          244,450
Bank of New York Co., Inc.                                3,000          124,320
Citigroup, Inc.                                           5,000          256,450
Goldman Sachs Group, Inc.                                   600          130,050
Hartford Financial Services                               1,500          147,765
JPMorgan Chase & Co.                                      7,000          339,150
Mellon Financial Corp. (a)                                3,500          154,000
Merrill Lynch & Co., Inc.                                 1,700          142,086
Moody's Corp. (a)                                         1,000           62,200
Morgan Stanley                                            1,700          142,596
PartnerRe Ltd. (a)                                          900           69,750
Travelers Cos., Inc.                                      2,500          133,750
US Bancorp (a)                                            3,400          112,030
Wachovia Corp. (a)                                        2,400          123,000
Wells Fargo & Co.                                         4,200          147,714
                                                                    ------------
                                                                       2,801,434
                                                                    ------------
HEALTH CARE 11.7%
Amgen, Inc. * (a)                                         3,000          165,870
Baxter Int'l., Inc.                                       2,500          140,850
Bristol-Myers Squibb Co.                                  2,000           63,120
Cigna Corp.                                               1,500           78,330
Eli Lilly & Co.                                           2,500          139,700
GlaxoSmithKline PLC ADR (a)                               2,500          130,925
Johnson & Johnson                                         5,000          308,100
Laboratory Corp of America Holdings * (a)                   700           54,782
Medco Health Solutions, Inc. *                            1,200           93,588
Medtronic, Inc.                                           7,500          388,950
Novartis AG ADR                                           2,600          145,782


                                                         Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Pfizer, Inc.                                              7,200     $    184,104
Quest Diagnostics, Inc. (a)                               2,500          129,125
Schering-Plough Corp.                                     6,700          203,948
St. Jude Medical, Inc. * (a)                              2,000           82,980
Teva Pharmaceutical Industries Ltd. ADR                   3,200          132,000
Zimmer Holdings, Inc. * (a)                               1,500          127,335
                                                                    ------------
                                                                       2,569,489
                                                                    ------------
INDUSTRIALS 11.8%
Boeing Co.                                                2,000          192,320
Canadian National Railway Co.                             1,800           91,674
Deere & Co.                                               1,500          181,110
General Dynamics Corp.                                    1,800          140,796
General Electric Co.                                     10,000          382,800
Honeywell Int'l., Inc.                                    5,200          292,656
Northrop Grumman Corp.                                    1,700          132,379
Rockwell Automation, Inc. (a)                             1,500          104,160
Tyco Int'l. Ltd.                                          6,000          202,740
Union Pacific Corp.                                       2,000          230,300
United Technologies Corp.                                 6,000          425,580
Waste Management, Inc.                                    5,000          195,250
                                                                    ------------
                                                                       2,571,765
                                                                    ------------
INFORMATION TECHNOLOGY 10.4%
Accenture Ltd. (a)                                        2,100           90,069
Adobe Systems, Inc. *                                     3,500          140,525
Alcatel-Lucent ADR * (a)                                  7,000           98,000
Broadcom Corp. * (a)                                      4,000          117,000
Cisco Systems, Inc. *                                     7,500          208,875
EMC Corp. * (a)                                           8,000          144,800
Intel Corp.                                               7,400          175,824
Microchip Technology, Inc. (a)                            4,000          148,160
Microsoft Corp.                                           9,000          265,230
Motorola, Inc.                                            7,000          123,900
Network Appliance, Inc. *                                 1,700           49,640
Nokia Oyj ADR                                             5,900          165,849
Oracle Corp. *                                            6,100          120,231
SAP AG ADR (a)                                            3,100          158,317
Seagate Technology (a)                                    5,000          108,850
Texas Instruments, Inc.                                   4,500          169,335
                                                                       2,284,605
MATERIALS 3.1%
EI Du Pont de Nemours & Co. (a)                           3,500          177,940
Freeport-McMoRan
Copper & Gold, Inc. (a)                                   3,000          248,460



                                                         Shares         Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Praxair, Inc. (a)                                         3,500     $    251,965
                                                                    ------------
                                                                         678,365
                                                                    ------------
TELECOMMUNICATION SERVICES 1.7%
America Movil SA de CV ADR                                2,300          142,439
AT&T, Inc.                                                2,400           99,600
Verizon Communications, Inc.                              3,000          123,510
                                                                    ------------
                                                                         365,549
                                                                    ------------
UTILITIES 0.5%
Entergy Corp. (a)                                         1,000          107,350
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $10,522,863)                                                  15,228,134
                                                                    ------------
MONEY MARKET FUNDS 17.4%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $3,805,582)                                   3,805,582        3,805,582
                                                                    ------------
TOTAL INVESTMENTS 115.5%
  (COST $20,571,539)+                                                 25,245,371
                                                                    ------------
EXCESS OF LIABILITIES OVER OTHER ASSETS (15.5)%                       (3,385,396)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 21,859,975
                                                                    ============

*    Non-income producing
+ Cost for federal income tax purposes is $20,571,539. At June 30, 2007 unrealized appreciation for federal income tax purposes aggregated
     $4,673,832 of which $4,781,333 related to appreciated securities and $107,501 related to depreciated securities.
(a) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $2,577,502 and $3,719,432, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).
ADR  - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

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SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

--------------------------------------------------------------------------------

FUND PROFILE
at June 30, 2007

AVERAGE EFFECTIVE DURATION                                    PERCENT OF FIXED
DURATION                                                      INCOME HOLDINGS
--------------------------------------------------------------------------------
Less than 1 yr.                                                         3.48%
--------------------------------------------------------------------------------
1 yr. to 2.99 yrs.                                                     17.28%
--------------------------------------------------------------------------------
3 yrs. to 3.99 yrs.                                                    21.14%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
                                                     MATURITY     PERCENT OF
DESCRIPTION                             COUPON       DATE         NET ASSETS
--------------------------------------------------------------------------------
FNR 06-63 VH                            6.50%        03/25/23        9.3%
--------------------------------------------------------------------------------
U.S. Treasury Note                      3.375%       10/15/09        7.7%
--------------------------------------------------------------------------------
FNR 06-88 BV                            6.50%        11/25/25        7.0%
--------------------------------------------------------------------------------
FHR 2456 CJ                             6.50%        06/15/32        6.6%
--------------------------------------------------------------------------------
GNR 03-70 TD                            5.50%        10/20/30        6.3%
--------------------------------------------------------------------------------
FNMA 936519                             6.50%        06/01/37        5.8%
--------------------------------------------------------------------------------

                                                              PERCENT OF FIXED
DURATION                                                      INCOME HOLDINGS
--------------------------------------------------------------------------------
4 yrs. to 5.99 yrs.                                                    42.40%
--------------------------------------------------------------------------------
6 yrs. to 7.99 yrs.                                                    12.15%
--------------------------------------------------------------------------------
8 yrs. and over                                                         3.55%
--------------------------------------------------------------------------------



                                                       MATURITY     PERCENT OF
DESCRIPTION                                COUPON      DATE         NET ASSETS
--------------------------------------------------------------------------------
FNR 06-78 BV                               6.50%       06/25/23          4.7%
--------------------------------------------------------------------------------
FHR 3181 BV                                6.50%       06/15/26          4.7%
--------------------------------------------------------------------------------
FHR 3254 QE                                6.00%       11/15/36          4.5%
--------------------------------------------------------------------------------
FNMA 555800                                5.50%       10/01/33          4.2%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                   60.8%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.3 years**
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007 (Unaudited)
                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 85.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS 71.8%
FEDERAL FARM CREDIT BANK 5.9%

Agency Discount Notes: 5.09%, 07/12/07                      1,300M   $ 1,297,978
                                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION 22.6%
Collateralized Mortgage Obligations:
FHRR R005 AB 5.5%, 12/15/18                                   820M       809,928
FHR 3019 VQ 5%, 05/15/22                                      750M       693,600
FHR 3181 BV 6.5%, 06/15/26                                  1,000M     1,021,700
FHR 2456 CJ 6.5%, 06/15/32                                  1,418M     1,443,357
FHR 3254 QE 6%, 11/15/36                                    1,000M       985,790
                                                                     -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           4,954,375
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 33.4%
Collateralized Mortgage Obligations:
FNR 06-63 VH 6.5%, 03/25/23                                 2,000M     2,040,900




                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
FNR 06-78 BV 6.5%, 06/25/23                                 1,000M   $ 1,022,190
FNR 06-66 NV 6.5%, 02/25/24                                   551M       560,883
FNR 06-88 BV 6.5%, 11/25/25                                 1,500M     1,526,475
                                                                       5,150,448
Mortgage-Backed Securities:
30-Year:
FNMA 555800 5.5%, 10/01/33                                    946M       917,126
FNMA 936519 6.5%, 06/01/37                                  1,250M     1,262,057
                                                                     -----------
                                                                       2,179,183
                                                                     -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            7,329,631
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 9.9%
Collateralized Mortgage Obligations:
GNR 03-70 TD 5.5%, 10/20/30                                 1,400M     1,388,366




                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
GNR 01-53 PB 6.5%, 11/20/31                                   750M   $   775,350
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                         2,163,716
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              15,745,700
                                                                     -----------
U.S. TREASURY OBLIGATIONS 13.4%
5-Year:
4.375%, 01/31/08 (a)  750M                                               747,773
3.375%, 10/15/09 (a)  1,750M                                           1,693,667
3.625%, 01/15/10 (a)  500M                                               485,155
                                                                     -----------
                                                                       2,926,595
                                                                     -----------
Total U.S. Government Obligations
  (Cost $18,759,970)                                                  18,672,295
                                                                     -----------
Bonds 19.8%
Consumer Cyclical 3.2%
McDonald's Corp. 4.125%, 06/01/13 (a)  750M                              696,112
                                                                     -----------
Consumer Staple 5.2%
Anheuser-Busch Cos., Inc. 4.375%, 01/15/13 (a)  740M                     692,914
Ingersoll-Rand Co. 4.75%, 05/15/15                            500M       452,555
                                                                     -----------
                                                                       1,145,469
                                                                     -----------
    The accompanying notes are an integral part of the financial statements.
                                                                               4

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SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

--------------------------------------------------------------------------------

                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
FINANCIAL 5.7%
Bank of New York 4.95%, 01/14/11 (a)                          500M  $   492,835
Fleet National Bank 5.75%, 01/15/09                           250M      251,320
John Deere Capital Corp. 5.4%, 04/07/10 (a)                   500M      500,485
                                                                    -----------
                                                                      1,244,640
                                                                    -----------

MEDIA 2.4%
Time Warner Cos., Inc. 6.875%, 06/15/18                       500M      519,255
                                                                    -----------

REAL ESTATE 3.3%
Duke Realty LP 5.4%, 08/15/14 (a)                             250M      243,475
ERP Operating LP 5.25%, 09/15/14 (a)                          500M      482,420
                                                                    -----------
                                                                        725,895
                                                                    -----------
TOTAL BONDS
  (COST $4,503,750)                                                   4,331,371
                                                                    -----------


                                                         Shares
                                                         ------

MONEY MARKET FUNDS 22.5%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $4,936,258)                                     4,936,258     4,936,258
                                                                    -----------

TOTAL INVESTMENTS 127.5%
  (COST $28,199,978)+                                                27,939,924
EXCESS OF LIABILITIES OVER OTHER
                                                                     (6,023,960)
                                                                    -----------
ASSETS (27.5)%

NET ASSETS 100.0%                                                   $21,915,964
                                                                    ===========



+    Cost for federal income tax purposes is $28,199,978. At June 30, 2007 unrealized depreciation for federal income tax purposes aggregated $260,054 of which $18,707 related to appreciated securities and $278,761 related to depreciated securities.
(a) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $4,875,084 and $4,786,495, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).


    The accompanying notes are an integral part of the financial statements.

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SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

--------------------------------------------------------------------------------

FUND PROFILE
at June 30, 2007

TOP SECTORS

SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                               18.3%
--------------------------------------------------------------------------------
Industrials                                                              16.2%
--------------------------------------------------------------------------------
Health Care                                                              14.7%
--------------------------------------------------------------------------------
Information Technology                                                   13.3%
--------------------------------------------------------------------------------
Energy                                                                   10.7%
--------------------------------------------------------------------------------
Consumer Staples                                                          8.0%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                          2.8%
--------------------------------------------------------------------------------
General Electric Co.                                                       2.7%
--------------------------------------------------------------------------------
United Technologies Corp.                                                  2.7%
--------------------------------------------------------------------------------
ExxonMobil Corp.                                                           2.3%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          2.2%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                       2.0%
--------------------------------------------------------------------------------

SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     7.2%
--------------------------------------------------------------------------------
Materials                                                                  4.6%
--------------------------------------------------------------------------------
Telecommunication Services                                                 2.8%
--------------------------------------------------------------------------------
Utilities                                                                  0.9%
--------------------------------------------------------------------------------

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Medtronic, Inc.                                                           1.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           1.9%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      1.8%
--------------------------------------------------------------------------------
Tyco Int'l. Ltd.                                                          1.8%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                    22.1%
--------------------------------------------------------------------------------

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007 (Unaudited)
                                                         Shares          Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 7.2%
Citadel Broadcasting Corp.                                     1     $         3
Comcast Corp. *                                           45,600       1,274,976
Grupo Televisa SA ADR                                     17,500         483,175
Hilton Hotels Corp.                                       15,000         502,050
McDonald's Corp.                                          14,000         710,640
McGraw-Hill Cos., Inc.                                     9,400         639,952
Staples, Inc.                                             18,000         427,140
Time Warner, Inc.                                         55,000       1,157,200
TJX Cos., Inc.                                             7,000         192,500
Walt Disney Co.                                           21,400         730,596
                                                                     -----------
                                                                       6,118,232
                                                                     -----------
CONSUMER STAPLES 8.0%
Altria Group, Inc.                                        14,600       1,024,044
CVS Caremark Corp.                                        13,500         492,075
Diageo PLC ADR                                             8,500         708,135
Kellogg Co.                                                9,200         476,468
Kimberly-Clark Corp.                                      12,000         802,680
Kraft Foods, Inc.                                         10,103         356,131
PepsiCo, Inc.                                             21,200       1,374,820
Procter & Gamble Co.                                      17,852       1,092,364


                                                         Shares          Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                     11,000     $   529,210
                                                                     -----------
                                                                       6,855,927
                                                                     -----------
ENERGY 10.7%
Chevron Corp.                                             14,100       1,187,784
EOG Resources, Inc.                                       11,200         818,272
ExxonMobil Corp.                                          23,000       1,929,240
GlobalSantaFe Corp. (a)                                    9,800         708,050
Noble Energy, Inc. (a)                                    10,000         623,900
Pride Int'l., Inc. * (a)                                  10,000         374,600
Schlumberger Ltd.                                         27,916       2,371,185
Weatherford Int'l., Ltd. *(a)                             19,500       1,077,180
                                                                     -----------
                                                                       9,090,211
                                                                     -----------
FINANCIALS 18.3%
ACE Ltd.                                                   7,000         437,640
American Express Co.                                      19,213       1,175,451
American Int'l. Group, Inc.                               15,000       1,050,450
Ameriprise Financial, Inc.                                 3,842         244,236
Bank of America Corp.                                     29,678       1,450,958
Bank of New York Co., Inc.                                24,500       1,015,280
Citigroup, Inc.                                           31,000       1,589,990
Goldman Sachs Group, Inc.                                  2,800         606,900


                                                         Shares          Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Hartford Financial Services                                6,500     $   640,315
JPMorgan Chase & Co.                                      32,000       1,550,400
Mellon Financial Corp.                                    16,900         743,600
Merrill Lynch & Co., Inc.                                  9,800         819,084
Moody's Corp.                                              6,000         373,200
Morgan Stanley                                             7,600         637,488
PartnerRe Ltd. (a)                                         4,700         364,250
PNC Financial Services Group, Inc.                         4,000         286,320
Travelers Cos., Inc.                                      15,000         802,500
US Bancorp                                                15,000         494,250
Wachovia Corp.                                            14,500         743,125
Wells Fargo & Co.                                         17,800         626,026
                                                                     -----------
                                                                      15,651,463
                                                                     -----------
HEALTH CARE 14.7%
Amgen, Inc. *                                             14,000         774,060
Baxter Int'l., Inc.                                       15,800         890,172
Bristol-Myers Squibb Co.                                  16,400         517,584
Cigna Corp.                                                7,200         375,984
Eli Lilly & Co.                                           10,000         558,800
GlaxoSmithKline PLC ADR (a)                               12,000         628,440
Johnson & Johnson                                         30,000       1,848,600

    The accompanying notes are an integral part of the financial statements.
                                                                               6

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

--------------------------------------------------------------------------------

                                                         Shares          Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Laboratory Corp of America Holdings *                    3,000     $    234,780
Medco Health Solutions, Inc. *                           5,000          389,950
Medtronic, Inc.                                         31,400        1,628,404
Novartis AG ADR                                         12,300          689,661
Pfizer, Inc.                                            34,800          889,836
Quest Diagnostics, Inc. (a)                             12,000          619,800
Schering-Plough Corp.                                   25,300          770,132
St. Jude Medical, Inc. *                                10,000          414,900
Teva Pharmaceutical Industries Ltd. ADR                 11,700          482,625
Zimmer Holdings, Inc. *                                 10,000          848,900
                                                                   ------------
                                                                     12,562,628
                                                                   ------------
INDUSTRIALS 16.2%
Boeing Co.                                               9,100          875,056
Canadian National Railway Co.                            8,900          453,277
Deere & Co.                                              7,500          905,550
General Dynamics Corp.                                   8,800          688,336
General Electric Co.                                    60,000        2,296,800
Honeywell Int'l., Inc.                                  22,100        1,243,788
Northrop Grumman Corp.                                   8,800          685,256
Rockwell Automation, Inc. (a)                           11,300          784,672
Tyco Int'l. Ltd.                                        45,000        1,520,550
Union Pacific Corp.                                      8,100          932,715
United Technologies Corp.                               32,000        2,269,760
Waste Management, Inc.                                  30,000        1,171,500
                                                                   ------------
                                                                     13,827,260
                                                                   ------------
INFORMATION TECHNOLOGY 13.3%
Accenture Ltd.                                          10,000          428,900
Adobe Systems, Inc. *                                   17,500          702,625
Alcatel-Lucent ADR * (a)                                35,000          490,000
Broadcom Corp. *                                        20,000          585,000
Cisco Systems, Inc. *                                   40,000        1,114,000
EMC Corp. *                                             40,000          724,000
Intel Corp.                                             40,000          950,400
Microchip Technology, Inc. (a)                          14,000          518,560
Microsoft Corp.                                         45,000        1,326,150
Motorola, Inc.                                          29,300          518,610
Network Appliance, Inc. *                               13,000          379,600
Nokia Oyj ADR                                           34,400          966,984
Oracle Corp. *                                          25,000          492,750
Qualcomm, Inc.                                           8,500          368,815
SAP AG ADR (a)                                          11,700          597,519
Seagate Technology (a)                                  26,200          570,374


                                                         Shares          Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                 17,000     $    639,710
                                                                   ------------
                                                                     11,373,997
                                                                   ------------
MATERIALS 4.6%
EI Du Pont de Nemours & Co.                             20,000        1,016,800
Freeport-McMoRan Copper & Gold, Inc. (a)                20,800        1,722,656
Praxair, Inc.                                           17,000        1,223,830
                                                                   ------------
                                                                      3,963,286
                                                                   ------------
TELECOMMUNICATION SERVICES 2.8%
America Movil SA de CV ADR                              11,500          712,195
AT&T, Inc.                                              14,400          597,600
Embarq Corp.                                               635           40,240
Verizon Communications, Inc.                            10,000          411,700
Vodafone Group PLC ADR (a)                              17,500          588,525
                                                                   ------------
                                                                      2,350,260
                                                                   ------------
UTILITIES 0.9%
Entergy Corp.                                            7,500          805,125
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $56,967,908)                                                 82,598,389
                                                                   ------------
MONEY MARKET FUNDS 9.9%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $8,421,492)                                  8,421,492        8,421,492
                                                                   ------------


                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 2.7%
LBC (Lasalle Bank Corp.) 5.285%, 07/05/07
  (Cost $2,298,649)                                     2,300M     $  2,298,649
                                                                   ------------
TOTAL INVESTMENTS 109.3%
  (COST $67,688,049)+                                                93,318,530
EXCESS OF LIABILITIES OVER OTHER ASSETS (9.3)%                       (7,929,160)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 85,389,370
                                                                   ============

*    Non-income producing
+ Cost for federal income tax purposes is $67,688,049. At June 30, 2007 unrealized appreciation for federal income tax purposes aggregated
     $25,630,481 of which $26,262,512 related to appreciated securities and $632,031 related to depreciated securities.
(a) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $5,083,509 and $8,259,368, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).
ADR  - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
at June 30, 2007

TOP SECTORS

SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                    22.0%
--------------------------------------------------------------------------------
Industrials                                                               18.6%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    15.6%
--------------------------------------------------------------------------------
Health Care                                                               14.5%
--------------------------------------------------------------------------------
Energy                                                                     9.8%
--------------------------------------------------------------------------------
Financials                                                                 8.6%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                            1.9%
--------------------------------------------------------------------------------
Praxair, Inc.                                                              1.8%
--------------------------------------------------------------------------------
Research In Motion Ltd.                                                    1.8%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                                  1.7%
--------------------------------------------------------------------------------
Tempur-Pedic Int'l., Inc.                                                  1.7%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                            1.7%
--------------------------------------------------------------------------------

SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Materials                                                                  5.1%
--------------------------------------------------------------------------------
Consumer Staples                                                           1.8%
--------------------------------------------------------------------------------
Telecommunication Services                                                 1.6%
--------------------------------------------------------------------------------
Utilities                                                                  1.1%
--------------------------------------------------------------------------------

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Gen-Probe, Inc.                                                           1.6%
--------------------------------------------------------------------------------
NII Holdings, Inc.                                                        1.6%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                                            1.6%
--------------------------------------------------------------------------------
BE Aerospace, Inc.                                                        1.6%
--------------------------------------------------------------------------------
Total of Net Assets                                                      17.0%
--------------------------------------------------------------------------------
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007 (Unaudited)
                                                            Shares      Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 15.6%
American Eagle Outfitters, Inc. (a)                         5,000     $  128,300
Apollo Group, Inc. *                                        3,600        210,348
Cablevision Systems Corp. (a)                               6,500        235,235
Chico's FAS, Inc. * (a)                                    10,500        255,570
Coach, Inc. *                                               8,300        393,337
Dick's Sporting Goods, Inc. * (a)                           5,600        325,752
Hilton Hotels Corp.                                         6,500        217,555
Lamar Advertising Co. (a)                                   5,000        313,800
Marriott Int'l., Inc.                                       5,500        237,820
PetSmart, Inc. (a)                                          9,500        308,275
Sally Beauty Holdings, Inc. * (a)                          24,500        220,500
Starwood Hotels & Resorts Worldwide, Inc.                   3,800        254,866
Strayer Education, Inc.                                     1,600        210,736
Tempur-Pedic Int'l., Inc. (a)                              16,500        427,350
Wolverine World Wide, Inc. (a)                             10,000        277,100
                                                                      ----------
                                                                       4,016,544
                                                                      ----------


                                                            Shares      Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES 1.8%
McCormick & Co, Inc./MD                                     7,400     $  282,532
SUPERVALU, Inc. *                                           3,600        166,752
                                                                      ----------
                                                                         449,284
                                                                      ----------
ENERGY 9.8%
Cameron Int'l. Corp. * (a)                                  5,500        393,085
GlobalSantaFe Corp. (a)                                     4,600        332,350
Grant Prideco, Inc. * (a)                                   6,500        349,895
Noble Energy, Inc.                                          4,800        299,472
Range Resources Corp. (a)                                   7,400        276,834
Smith Int'l., Inc.                                          4,100        240,424
Weatherford Int'l., Ltd.* (a)                               6,200        342,488
Williams Cos, Inc. (a)                                      9,100        287,742
                                                                      ----------
                                                                       2,522,290
                                                                      ----------
FINANCIALS 8.6%
Affiliated Managers
Group, Inc. * (a)                                           3,300        424,908
Chicago Mercantile Exchange Holdings, Inc. (a)                600        320,616
HCC Insurance Holdings, Inc. (a)                            8,500        283,985
IntercontinentalExchange, Inc. *                            2,400        354,840


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Invesco PLC ADR * (a)                                       5,900     $  152,515
Moody's Corp. (a)                                           4,000        248,800
PartnerRe Ltd. (a)                                          2,700        209,250
T Rowe Price Group, Inc.                                    3,900        202,371
                                                                      ----------
                                                                       2,197,285
                                                                      ----------
HEALTH CARE 14.5%
BioMarin Pharmaceuticals, Inc. * (a)                        9,000        161,460
Brookdale Senior Living, Inc. (a)                           5,200        236,964
Community Health Systems, Inc. * (a)                        7,000        283,150
Covance, Inc. * (a)                                         5,500        377,080
Gen-Probe, Inc. *                                           6,900        416,898
Henry Schein, Inc. * (a)                                    4,400        235,092
Hologic, Inc. * (a)                                         6,000        331,860
Hospira, Inc. *                                             7,000        273,280
IMS Health, Inc. (a)                                        4,000        128,520
Inverness Medical Innovations, Inc. * (a)                   2,100        107,142
Quest Diagnostics, Inc.(a)                                  2,700        139,455
Shire PLC ADR (a)                                           4,500        333,585
St. Jude Medical, Inc. *                                    9,000        373,410

    The accompanying notes are an integral part of the financial statements.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

--------------------------------------------------------------------------------


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
VCA Antech, Inc. *                                        8,400     $    316,596
                                                                    ------------
                                                                       3,714,492
                                                                    ------------
INDUSTRIALS 18.6%
Ametek, Inc. (a)                                          8,500          337,280
BE Aerospace, Inc. * (a)                                  9,700          400,610
Corrections Corp of America * (a)                         5,700          359,727
Expeditors Int'l. Washington, Inc. (a)                    4,700          194,110
Geo Group, Inc. * (a)                                     8,500          247,350
Goodrich Corp.                                            5,500          327,580
IHS, Inc. *                                               5,300          243,800
ITT Corp.                                                 4,500          307,260
Jacobs Engineering Group, Inc. * (a)                      7,000          402,570
Joy Global, Inc. (a)                                      4,300          250,819
Precision Castparts Corp.                                 3,700          449,032
Republic Services, Inc. (a)                              10,500          321,720
Ritchie Bros Auctioneers, Inc.                            4,500          281,790
Roper Industries, Inc. (a)                                5,900          336,890
Stericycle, Inc. * (a)                                    7,000          311,220
                                                                    ------------
                                                                       4,771,758
                                                                    ------------
INFORMATION TECHNOLOGY 22.0%
Adtran, Inc. (a)                                          9,000          233,730
Akamai Technologies, Inc. * (a)                           7,600          369,664
Amphenol Corp. (a)                                        9,000          320,850
Ansys, Inc. * (a)                                        11,200          296,800
Autodesk, Inc. * (a)                                      7,700          362,516
Business Objects SA ADR * (a)                             7,600          295,184
Ciena Corp. * (a)                                         8,800          317,944
Cognizant Technology Solutions Corp. *                    2,700          202,743
Equinix, Inc. * (a)                                       3,900          356,733
Informatica Corp. * (a)                                  18,500          273,245
Kla-Tencor Corp. (a)                                      2,300          126,385
Maxim Integrated Products, Inc. (a)                      10,200          340,782
MEMC Electronic Materials, Inc. *                         8,100          495,072
Novell, Inc. * (a)                                       40,800          317,832
Research In Motion Ltd. *                                 2,300          459,977
Salesforce.com, Inc. * (a)                                7,800          334,308
Tessera Technologies, Inc. * (a)                          6,500          263,575
Xilinx, Inc. (a)                                         10,500          281,085
                                                                    ------------
                                                                       5,648,425
                                                                    ------------


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
MATERIALS 5.1%
Allegheny Technologies, Inc. (a)                          3,500     $    367,080
Carpenter Technology Corp. (a)                            2,400          312,744
Freeport-McMoRan Copper & Gold, Inc. (a)                  2,000          165,640
Praxair, Inc. (a)                                         6,500          467,935
                                                                    ------------
                                                                       1,313,399
                                                                    ------------
TELECOMMUNICATION SERVICES 1.6%
NII Holdings, Inc. * (a)                                  5,000          403,700
                                                                    ------------

UTILITIES 1.1%
AES Corp. *                                              13,000          284,440
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $19,658,326)                                                  25,321,617
                                                                    ------------
Money Market Funds 25.8%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $6,628,482)                                   6,628,482        6,628,482
                                                                    ------------
TOTAL INVESTMENTS 124.5%
  (COST $26,286,808)+                                                 31,950,099
EXCESS OF LIABILITIES OVER OTHER ASSETS (24.5)%                       (6,284,387)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 25,665,712
                                                                    ============

*    Non-income producing
+ Cost for federal income tax purposes is $26,286,808. At June 30, 2007 unrealized appreciation for federal income tax purposes aggregated
     $5,663,291 of which $5,734,581 related to appreciated securities and $71,290 related to depreciated securities.
(a) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $5,260,398 and $6,460,131, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).
ADR  - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND

--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007 (Unaudited)

                                                          Principal
                                                            Amount      Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 3.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION 3.1%
Agency Discount Notes:
Freddie Mac Discount Notes 5.15%, 07/25/07
  (Cost $767,357)                                        770M      $    767,357
                                                                   ------------
CORPORATE SHORT-TERM NOTES 93.6%
Abbott Labs 5.28%, 07/12/07                            1,225M      $  1,223,024
Alcon Capital Corp. 5.205%, 07/10/07                   1,225M         1,223,406
American Express Credit 5.27%, 07/16/07                1,240M         1,237,277
American General Finance 5.26%, 07/26/07               1,240M         1,235,471
Astrazeneca Plc 5.27%, 08/23/07                        1,225M         1,215,496
Barclays US Funding 5.215%, 07/11/07                   1,018M         1,016,525
BMW US Capital 5.23%, 07/27/07                         1,200M         1,195,467
Chevron Oil Finance Co. 5.23%, 07/13/07                1,043M         1,041,182
Citigroup Global 5.24%, 07/06/07                       1,080M         1,079,214
Fortis Funding 5.285%, 07/31/07                        1,090M         1,085,200
General Electric Capital 5.27%, 07/19/07               1,225M         1,221,772
Harley-David Fdg. 5.23%, 07/16/07                      1,265M         1,262,243
LBC (Lasalle Bank Corp.) 5.245%, 07/03/07              1,290M         1,289,624
Procter & Gamble 5.23%, 08/20/07                       1,200M         1,191,283
Prudential Funding 5.22%, 07/09/07                     1,225M         1,223,579
Reckitt Benckiser Plc 5.25%, 07/05/07                  1,290M         1,289,248
Sanpaolo Imi US Fin. Co 5.24%, 07/02/07                  990M           989,856
  5.26%, 07/02/07                                        155M           154,977
Southern Co. Funding 5.26%, 07/18/07                   1,190M         1,187,044
Toyota Credit 5.225%, 07/17/07                           775M           772,701
  5.23%, 07/17/07                                        392M           391,089
UBS Finance 5.35%, 07/02/07                              510M           509,924
                                                                   ------------
TOTAL CORPORATE
SHORT-TERM NOTES
  (COST $23,035,602)                                                 23,035,602
                                                                   ------------


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
INSTITUTIONAL FUNDS 3.5%
Blackrock Provident Institutional Funds
  TempFund #24
  (Cost $858,000)                                       858,000    $    858,000
                                                                   ------------
TOTAL INVESTMENTS 100.2%
       (COST $24,660,959)+                                           24,660,959
EXCESS OF LIABILITIES OVER OTHER ASSETS (0.2)%                          (41,472)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 24,619,487
                                                                   ============

+    Also cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

--------------------------------------------------------------------------------
FUND PROFILE
at June 30, 2007

TOP SECTORS
SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                              20.7%
--------------------------------------------------------------------------------
Information Technology                                                   15.9%
--------------------------------------------------------------------------------
Health Care                                                              15.8%
--------------------------------------------------------------------------------
Financials                                                               13.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   12.9%
--------------------------------------------------------------------------------
Energy                                                                    7.5%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Ansys, Inc.                                                                1.8%
--------------------------------------------------------------------------------
Micros Systems, Inc.                                                       1.8%
--------------------------------------------------------------------------------
Superior Energy Services                                                   1.6%
--------------------------------------------------------------------------------
Oil States Int'l. Inc                                                      1.6%
--------------------------------------------------------------------------------
Moog, Inc.                                                                 1.6%
--------------------------------------------------------------------------------
Diodes, Inc.                                                               1.5%
--------------------------------------------------------------------------------

SECTOR                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Materials                                                                  3.5%
--------------------------------------------------------------------------------
Consumer Staples                                                           3.4%
--------------------------------------------------------------------------------
Telecommunication Services                                                 0.9%
--------------------------------------------------------------------------------
Utilities                                                                  0.7%
--------------------------------------------------------------------------------

DESCRIPTION                                               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Flir Systems, Inc.                                                         1.5%
--------------------------------------------------------------------------------
IDEX Corp.                                                                 1.5%
--------------------------------------------------------------------------------
CRA Int'l. Inc                                                             1.5%
--------------------------------------------------------------------------------
Arthrocare Corp.                                                           1.4%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                     15.8%
--------------------------------------------------------------------------------
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at June 30, 2007 (Unaudited)


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 12.9%
Bright Horizons Family Solutions, Inc. * (a)               18,400     $  715,944
Coldwater Creek, Inc. * (a)                                22,300        518,029
Dress Barn, Inc. * (a)                                     29,700        609,444
Harte-Hanks, Inc. (a)                                      22,500        577,800
Hibbett Sports, Inc. * (a)                                 19,100        522,958
Iconix Brand Group, Inc. * (a)                                800         17,776
LKQ Corp. * (a)                                            28,000        690,480
McCormick & Schmick's Seafood Restaurants, Inc. * (a)      13,300        345,002
Men's Wearhouse, Inc.                                      17,700        903,939
Monarch Casino & Resort, Inc. * (a)                        17,900        480,615
Pool Corp. (a)                                             18,700        729,861
Rare Hospitality Int'l. Inc * (a)                          15,600        417,612
Shuffle Master, Inc. * (a)                                 13,500        224,100
Sonic Corp. * (a)                                          25,300        559,636
Tractor Supply Co. * (a)                                    9,300        484,065



                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Wolverine World Wide, Inc. (a)                           16,800       $  465,528
                                                                      ----------
                                                                       8,262,789
                                                                      ----------
CONSUMER STAPLES 3.4%
Casey's General Stores, Inc. (a)                           15,800        430,708
Central Garden and Pet Co. * (a)                            9,100        111,566
Chattem, Inc. * (a)                                         8,700        551,406
Church & Dwight Co., Inc. (a)                              14,900        722,054
Hain Celestial Group, Inc. * (a)                           13,200        358,248
                                                                      ----------
                                                                       2,173,982
                                                                      ----------
ENERGY 7.5%
Cabot Oil & Gas Corp.                                      10,200        376,176
Comstock Resources, Inc. * (a)                             22,700        680,319
Core Laboratories NV *(a)                                   8,100        823,689
Oil States Int'l. Inc *(a)                                 25,000      1,033,500
Superior Energy Services *                                 26,200      1,045,904
Tetra Technologies, Inc. * (a)                             30,500        860,100
                                                                      ----------
                                                                       4,819,688
                                                                      ----------


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
FINANCIALS 13.3%
Corporate Office Properties Trust SBI* (a)(b)              10,200     $  418,302
Delphi Financial Group, Inc. (a)                           13,000        543,660
East West Bancorp, Inc. (a)                                18,300        711,504
Endurance Specialty Holdings Ltd. (a)                      21,000        840,840
First Midwest Bancorp Inc.                                 21,000        745,710
Healthcare Realty Trust, Inc. (a)(b)                       15,500        430,590
Investment Technology Group, Inc. *                        21,000        909,930
Lexington Realty Trust (b)                                 26,500        551,200
optionsXpress Holdings, Inc. (a)                           33,100        849,346
Portfolio Recovery Associates, Inc. (a)                    12,700        762,254
Selective Insurance Group (a)                              28,600        768,768
UCBH Holdings, Inc. (a)                                    40,600        741,762
Westamerica Bancorporation (a)                              5,000        221,200
                                                                      ----------
                                                                       8,495,066
                                                                      ----------
    The accompanying notes are an integral part of the financial statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

--------------------------------------------------------------------------------

                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
HEALTH CARE 15.8%
American Medical Systems Holdings, Inc. * (a)            44,800     $    808,192
Arthrocare Corp. * (a)                                   21,000          922,110
Bio-Rad Laboratories, Inc. *                              9,100          687,687
DJO, Inc. * (a)                                          18,900          780,003
Haemonetics Corp. *                                      10,500          552,405
HealthExtras, Inc. * (a)                                 14,700          434,826
Healthways, Inc. * (a)                                    6,300          298,431
ICU Medical, Inc. * (a)                                   7,500          322,050
Idexx Laboratories, Inc. *                                5,400          511,002
Immucor, Inc. * (a)                                      14,900          416,753
Integra LifeSciences Holdings Corp. * (a)                 9,400          464,548
inVentiv Health, Inc. *                                  10,200          373,422
Meridian Bioscience, Inc. (a)                            31,300          677,958
Option Care, Inc. (a)                                    25,900          398,860
Psychiatric Solutions, Inc. * (a)                        20,900          757,834
Sciele Pharmaceutical, Inc. * (a)                        18,000          424,080
Sirona Dental Systems, Inc. (a)                          13,900          525,837
Ventana Medical Systems, Inc. * (a)                       2,000          154,540
West Pharmaceutical Services, Inc. (a)                   12,500          589,375
                                                                    ------------
                                                                      10,099,913
                                                                    ------------
INDUSTRIALS 20.7%
Clarcor, Inc. (a)                                        13,500          505,305
Consolidated Graphics, Inc. *                             1,100           76,208
CRA Int'l. Inc *                                         19,500          939,900
Curtiss-Wright Corp. (a)                                 16,200          755,082
Dynamic Materials Corp. (a)                              17,700          663,750
ESCO Technologies, Inc. * (a)                            17,500          634,550
Forward Air Corp. (a)                                    23,100          787,479
G&K Services, Inc.                                        7,700          304,227
Genlyte Group, Inc. * (a)                                 9,200          722,568
Healthcare Services Group (a)                            13,600          401,200
Heartland Express, Inc. (a)                              52,900          862,270
Heico Corp.                                              10,800          379,620
IDEX Corp. (a)                                           25,200          971,208
Interline Brands, Inc. * (a)                             20,900          545,072


                                                            Shares       Value
                                                                       (Note 2)
--------------------------------------------------------------------------------
Moog, Inc. *                                             22,900     $  1,010,119
NCI Building Systems, Inc. * (a)                         13,900          685,687
Resources Connection, Inc. *                             10,700          355,026
Toro Co. (a)                                             12,300          724,347
Wabtec Corp.                                             19,500          712,335
Waste Connections, Inc. *                                26,100          789,264
Woodward Governor Co.                                     8,000          429,360
                                                                    ------------
                                                                      13,254,577
                                                                    ------------
INFORMATION TECHNOLOGY 15.9%
Ansys, Inc. * (a)                                        44,400        1,176,600
Blackbaud, Inc. (a)                                      13,200          291,456
Cognex Corp. (a)                                         21,400          481,714
Daktronics, Inc. (a)                                     37,500          805,500
Diodes, Inc. * (a)                                       23,600          985,772
Flir Systems, Inc. * (a)                                 21,000          971,250
Formfactor, Inc. * (a)                                   20,900          800,470
Micros Systems, Inc. * (a)                               20,700        1,126,080
Power Integrations, Inc. * (a)                           20,700          542,340
Progress Software Corp. * (a)                            19,200          610,368
Rofin-Sinar Technologies, Inc. * (a)                      8,966          618,654
Supertex, Inc. * (a)                                     14,700          460,698
Transaction Systems Architects, Inc. *                   14,200          477,972
Trimble Navigation Ltd. *                                15,900          511,980
Websense, Inc. * (a)                                     14,500          308,125
                                                                    ------------
                                                                      10,168,979
                                                                    ------------
MATERIALS 3.5%
Aptargroup, Inc.                                         25,200          896,112
Carpenter Technology Corp. (a)                            5,000          651,550
HB Fuller Co.                                               600           17,934
RTI Int'l. Metals, Inc. * (a)                             9,300          700,941
                                                                    ------------
                                                                       2,266,537
                                                                    ------------
TELECOMMUNICATION SERVICES 0.9%
NeuStar, Inc. * (a)                                      19,200          556,224
                                                                    ------------
UTILITIES 0.7%
Atmos Energy Corp. (a)                                   14,400          432,864
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $47,669,376)                                                  60,530,619
                                                                    ------------
MONEY MARKET FUNDS 26.0%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $16,660,532)                                 16,660,532       16,660,532
                                                                    ------------






CORPORATE SHORT-TERM NOTES 4.2%
LBC (Lasalle Bank Corp.) 5.285%, 07/05/07
  (Cost $2,698,415)                                      2,700M     $  2,698,415
                                                                    ------------
TOTAL INVESTMENTS 124.8%
  (COST $67,028,323)+                                                 79,889,566
EXCESS OF LIABILITIES OVER OTHER ASSETS (24.8)%                      (15,878,296)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 64,011,270
                                                                    ============

*    Non-income producing + Cost for federal income tax purposes is $67,028,323.
     At June 30, 2007 unrealized appreciation for federal income tax purposes aggregated $12,861,243 of which $13,662,684 related to appreciated securities and $801,441 related to depreciated securities.

(a) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $13,688,163 and $16,207,780, respectively.
(b)  Real Estate Investment Trust
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).
SBI  - Shares Beneficial Interest

    The accompanying notes are an integral part of the financial statements.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                     SENTINEL VARIABLE PRODUCTS TRUST


STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2007 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                             SVPT            SVPT             SVPT
                                                           BALANCED          BOND         COMMON STOCK
                                                             FUND            FUND             FUND
------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                     $ 25,245,371    $ 27,939,924    $ 93,318,530
Cash                                                          422,085          39,236         616,515
Receivable for securities sold                                   --           903,484            --
Receivable for fund shares sold                                 1,217          21,464          94,149
Receivable for dividends and interest                          45,846         164,301          93,872
Receivable for securities lending interest                       (398)           (621)          1,095
                                                         ------------    ------------    ------------
  Total Assets                                            (25,714,917)    (29,069,030)     94,124,161
                                                         ------------    ------------    ------------
------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned                             3,805,582       4,936,258       8,421,492
Payable for securities purchased                               20,947       2,182,368         119,687
Payable for fund shares repurchased                            14,465          16,266         140,922
Income dividend payable                                          --              --              --
Accrued expenses                                                1,903           8,946          19,242
Management fee payable                                          9,956           7,159          26,111
Fund service fee payable                                        2,089           2,069           7,337
                                                         ------------    ------------    ------------
  Total Liabilities                                        (3,854,942)     (7,153,066)      8,734,791
                                                         ------------    ------------    ------------
Net Assets Applicable to Outstanding Shares              $(21,859,975)   $(21,915,964)   $ 85,389,370
                                                         ============    ============    ============
Shares Outstanding                                          1,650,260       2,230,786       5,892,804
Net Asset Value and Maximum
  Offering Price Per Share                               $      13.25    $       9.82    $      14.49
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest at par value               $      1,650    $      2,231    $      5,893
Paid-in capital                                            16,549,457      22,270,350      58,678,250
Accumulated undistributed net investment income (loss)        241,166         556,797         557,551
Accumulated undistributed net realized gain (loss)
  on investments                                              393,870        (653,360)        517,195
Unrealized appreciation (depreciation) of investments      (4,673,832)       (260,054)     25,630,481
                                                         ------------    ------------    ------------
NET ASSETS                                               $(21,859,975)   $(21,915,964)   $ 85,389,370
                                                         ============    ============    ============
Investments at Cost                                      $(20,571,539)   $(28,199,978)   $ 67,688,049
                                                         ============    ============    ============


The accompanying notes are an integral part of the financial statements.

13

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                    SENTINEL VARIABLE PRODUCTS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2007 (Unaudited)
------------------------------------------------------------------------------------------------------

                                                             SVPT          SVPT              SVPT
                                                        MID CAP GROWTH   MONEY MARKET    SMALL COMPANY
                                                             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                     $ 31,950,099    $ 24,660,959    $ 79,889,566
Cash                                                          425,510           4,366         481,399
Receivable for securities sold                                547,906            --           454,061
Receivable for fund shares sold                                 3,949         102,363          59,188
Receivable for dividends and interest                          10,741           3,529          32,467
Receivable for securities lending interest                       (608)           --             3,816
                                                         ------------    ------------    ------------
  Total Assets                                            (32,938,813)    (24,771,217)     80,920,497
                                                         ------------    ------------    ------------
------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned                             6,628,482            --        16,660,532
Payable for securities purchased                              592,037            --            63,478
Payable for fund shares repurchased                            25,590          42,829         138,999
Income dividend payable                                          --            96,643            --
Accrued expenses                                               14,496           4,930          19,855
Management fee payable                                         10,104           5,036          20,797
Fund service fee payable                                        2,392           2,292           5,566
                                                         ------------    ------------    ------------
  Total Liabilities                                        (7,273,101)       (151,730)     16,909,227
                                                         ------------    ------------    ------------
Net Assets Applicable to Outstanding Shares              $(25,665,712)   $(24,619,487)   $ 64,011,270
                                                         ============    ============    ============
Shares Outstanding                                          2,211,319      24,619,487       4,108,169
Net Asset Value and Maximum
  Offering Price Per Share                               $      11.61    $       1.00    $      15.58
------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest at par value               $      2,211    $     24,619    $      4,108
Paid-in capital                                            21,313,921      24,594,868      47,614,917

Accumulated undistributed net investment income (loss)         (4,961)            113         293,864
Accumulated undistributed net realized gain (loss)
  on investments                                           (1,308,750)           (113)      3,237,138
Unrealized appreciation (depreciation) of investments      (5,663,291)           --        12,861,243
                                                         ------------    ------------    ------------
NET ASSETS                                               $(25,665,712)   $(24,619,487)   $ 64,011,270
                                                         ============    ============    ============
Investments at Cost                                      $(26,286,808)   $(24,660,959)   $ 67,028,323
                                                         ============    ============    ============
The accompanying notes are an integral part of the financial statements.


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                 SENTINEL VARIABLE PRODUCTS TRUST

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)
-------------------------------------------------------------------------------------------------

                                                           SVPT           SVPT           SVPT
                                                         Balanced         Bond       Common Stock
                                                           Fund           Fund          Fund
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                                              $   133,259    $      --      $   736,712
Interest                                                   192,847        611,456         71,883
Securities lending                                           2,490          3,673          6,184
                                                       -----------    -----------    -----------
  Total Income                                             328,596        615,129        814,779
                                                       -----------    -----------    -----------
EXPENSES:
Management advisory fee                                     59,222         44,902        152,236
Transfer agent fees                                          3,767          3,767          3,167
Custodian fees                                               2,104          2,924          3,661
Accounting and administration services                      10,770         11,226         40,825
Auditing fees                                                4,500          5,000         12,000
Legal fees                                                   9,000         10,000         38,000
Trustees' and Chief Compliance
  Officer's fees and expenses                                1,250          1,500          4,000
Other                                                        1,443          4,079          8,618
                                                       -----------    -----------    -----------
  Total Expenses                                            92,056         83,398        262,507
  Expense Offset                                            (2,004)        (2,224)        (3,561)
                                                       -----------    -----------    -----------
  Net Expenses                                              90,052         81,174        258,946
                                                       -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                               238,544        533,955        555,833
                                                       -----------    -----------    -----------
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sales of investments           219,393       (143,624)       914,372
Net change in unrealized appreciation (depreciation)       746,470       (122,036)     5,020,583
                                                       -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                           965,863       (265,660)     5,934,955
                                                       -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $ 1,204,407    $   268,295    $ 6,490,788
                                                       ===========    ===========    ===========




The accompanying notes are an integral part of the financial statements.

15

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                 SENTINEL VARIABLE PRODUCTS TRUST

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)
----------------------------------------------------------------------------------------------------

                                                           SVPT            SVPT            SVPT
                                                       MID CAP GROWTH   MONEY MARKET   SMALL COMPANY
                                                            FUND           FUND           FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                              $    89,590    $    19,403    $   368,368
Interest                                                       588        625,787        106,070
Securities lending                                           3,507           --           15,366
                                                       -----------    -----------    -----------
  Total Income                                              93,685        645,190        489,804
                                                       -----------    -----------    -----------

EXPENSES:
Management advisory fee                                     60,142         30,339        122,215
Transfer agent fees                                          3,467          3,667          3,167
Custodian fees                                               3,591          3,122          8,268
Accounting and administration services                      12,553         12,136         30,822
Auditing fees                                                4,400          4,000         11,000
Legal fees                                                  14,000         11,400         29,000
Trustees' and Chief Compliance
  Officer's fees and expenses                                1,500          1,250          3,500
Other                                                        2,584          1,909          4,396
                                                       -----------    -----------    -----------
  Total Expenses                                           102,237         67,823        212,368
  Expense Offset                                            (3,591)          (922)        (8,268)
                                                       -----------    -----------    -----------
  Net Expenses                                              98,646         66,901        204,100
                                                       -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                (4,961)       578,289        285,704
                                                       -----------    -----------    -----------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sales of investments         1,584,101           --        2,450,202
Net change in unrealized appreciation (depreciation)     1,741,843           --        2,494,440
                                                       -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                         3,325,944           --        4,944,642
                                                       -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $ 3,320,983    $   578,289    $ 5,230,346
                                                       ===========    ===========    ===========

The accompanying notes are an integral part of the financial statements.

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                                  SENTINEL VARIABLE PRODUCTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                         SVPT                          SVPT                            SVPT
                                       Balanced                        Bond                        Common Stock
                                        Fund                           Fund                            Fund
                                      Six Months                     Six Months                      Six Months
                                        Ended                           Ended                          Ended
                                      06/30/2007     Year Ended       06/30/2007     Year Ended      06/30/2007     Year Ended
                                     (Unaudited)      12/31/06       (Unaudited)      12/31/06       (Unaudited)     12/31/06
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)        $    238,544    $    510,932    $    533,955    $  1,101,689    $    555,833    $  1,097,850
Net realized gain (loss) on sales
  of investments                         219,393         472,244        (143,624)       (195,167)        914,372       1,340,691
Net change in unrealized
  appreciation (depreciation)            746,470       1,371,762        (122,036)        (78,894)      5,020,583       8,597,305
                                    ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets from operations           1,204,407      (2,354,938)       (268,295)        827,628      (6,490,788)    (11,035,846)
                                    ------------    ------------    ------------    ------------    ------------    ------------

---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                  --          (512,148)           --        (1,100,069)           --        (1,099,328)
From net realized gain on
  investments                               --          (223,244)           --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Total distributions to
  shareholders                              --          (735,392)           --        (1,100,069)           --        (1,099,328)
                                    ------------    ------------    ------------    ------------    ------------    ------------

---------------------------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares      1,959,812       2,377,987       2,130,309       4,585,315       7,424,670      16,537,892
Net asset value of shares in
  reinvestment of dividends
  and distributions                         --          (735,392)           --         1,100,069            --        (1,099,328)
                                    ------------    ------------    ------------    ------------    ------------    ------------
                                       1,959,812       3,113,379       2,130,309       5,685,384       7,424,670      17,637,220
Less: Payments for shares
  reacquired                          (2,574,713)     (5,040,541)     (3,690,671)     (5,830,618)     (7,871,572)    (15,947,983)
                                    ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net
  assets from capital share
  transactions                          (614,901)     (1,927,162)     (1,560,362)       (145,234)       (446,902)     (1,689,237)
                                    ------------    ------------    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS FOR PERIOD               589,506        (307,616)     (1,292,067)       (417,675)      6,043,886      11,625,755
Net Assets: Beginning of period       21,270,469     (21,578,085)    (23,208,031)     23,625,706     (79,345,484)    (67,719,729)
                                    ------------    ------------    ------------    ------------    ------------    ------------
Net Assets: End of period           $ 21,859,975    $ 21,270,469    $ 21,915,964    $ 23,208,031    $ 85,389,370    $ 79,345,484
                                    ============    ============    ============    ============    ============    ============
Undistributed Net Investment
  Income (Loss) at End of Period    $    241,166    $       (855)   $   (556,797)   $     18,971    $   (557,551)   $     (1,718)
                                    ============    ============    ============    ============    ============    ============


The accompanying notes are an integral part of the financial statements.

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                                  SENTINEL VARIABLE PRODUCTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                         SVPT                          SVPT                            SVPT
                                    Mid Cap Growth                  Money Market                    Small Company
                                         Fund                           Fund                            Fund
                                      Six Months                     Six Months                     Six Months
                                        Ended                          Ended                           Ended
                                     06/30/2007      Year Ended     06/30/2007      Year Ended      06/30/2007      Year Ended
                                    (Unaudited)       12/31/06      (Unaudited)      12/31/06       (Unaudited)      12/31/06
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)       $     (4,961)   $     (8,693)   $    578,289    $  1,218,882    $    285,704    $    127,085
Net realized gain (loss)
  on sales of investments             1,584,101         921,594            --              --         2,450,202       6,661,074
Net change in unrealized
  appreciation (depreciation)         1,741,843         461,157            --              --         2,494,440       1,739,410
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets from operations          3,320,983      (1,374,058)       (578,289)      1,218,882      (5,230,346)     (8,527,569)
                                   ------------    ------------    ------------    ------------    ------------    ------------

---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                 --              --          (578,289)     (1,218,882)           --          (118,925)
From net realized gain on
  investments                              --              --              --              --              --        (6,868,477)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total distributions to
  shareholders                             --              --          (578,289)     (1,218,882)           --        (6,987,402)
                                   ------------    ------------    ------------    ------------    ------------    ------------

---------------------------------------------------------------------------------------------------------------------------------

FROM SHARE TRANSACTIONS
Net proceeds from sales
  of shares                           1,141,889       3,147,775       7,922,047      17,096,069       4,456,858      10,733,965
Net asset value of shares
  in reinvestment of dividends
  and distributions                        --              --          (578,289)      1,218,882            --        (6,987,402)
                                   ------------    ------------    ------------    ------------    ------------    ------------
                                      1,141,889       3,147,775       8,500,336      18,314,951       4,456,858      17,721,367
Less: Payments for shares
  reacquired                         (3,291,637)     (5,665,116)     (9,024,403)    (20,360,722)     (5,797,655)    (12,970,319)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net
  assets from capital share
  transactions                       (2,149,748)     (2,517,341)       (524,067)     (2,045,771)     (1,340,797)     (4,751,048)
                                   ------------    ------------    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS FOR PERIOD               1,171,235      (1,143,283)       (524,067)     (2,045,771)      3,889,549       6,291,215
Net Assets: Beginning of period      24,494,477     (25,637,760)    (25,143,554)     27,189,325     (60,121,721)    (53,830,506)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Assets: End of period          $ 25,665,712    $ 24,494,477    $ 24,619,487    $ 25,143,554    $ 64,011,270    $ 60,121,721
                                   ============    ============    ============    ============    ============    ============
Undistributed Net Investment
  Income (Loss) at End of Period   $     (4,961)   $       --      $       (113)   $        113    $   (293,864)   $     (8,160)
                                   ============    ============    ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                              FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH FISCAL PERIOD.

                                              Income from Investment Operations     Less Distributions
                                              ---------------------------------     ------------------

..


                                                        Net gains or
                                Net asset      Net        losses on                  Dividends  Distributions
                                  value,    investment   securities      Total from  (from net    (from                  Net asset
                Fiscal year     beginning    income    (both realized    investment  investment  realized     Total    value, end of
Fund          (period ended)    of period    (loss)^   and unrealized)^  operations    income)    gains)   distribution   period
------------------------------------------------------------------------------------------------------------------------------------
Balanced
                12/31/03(A)     $   10.00     $0.08       $  1.43         $ 1.51      $  0.09    $ 0.16      $  0.25     $  11.26
                12/31/04            11.26      0.20          0.64           0.84         0.25      0.40         0.65        11.45
                12/31/05            11.45      0.26          0.39           0.65         0.27      0.20         0.47        11.63
                12/31/06            11.63      0.29          1.05           1.34         0.31      0.14         0.45        12.52
                06/30/07(B)         12.52      0.14          0.59           0.73           --        --           --        13.25
Bond
                12/31/03(A)         10.00      0.18          0.36           0.54         0.19      0.10         0.29        10.25
                12/31/04            10.25      0.46          0.03           0.49         0.48      0.15         0.63        10.11
                12/31/05            10.11      0.43         (0.25)          0.18         0.45        --         0.45         9.84
                12/31/06             9.84      0.48         (0.12)          0.36         0.48        --         0.48         9.72
                06/30/07(B)          9.72      0.23         (0.13)          0.10           --        --           --         9.82
Common Stock
                12/31/02             9.50      0.10         (1.75)         (1.65)        0.10        --         0.10         7.75
                12/31/03             7.75      0.08          2.36           2.44         0.08        --         0.08        10.11
                12/31/04            10.11      0.11          0.87           0.98         0.11        --         0.11        10.98
                12/31/05            10.98      0.13          0.71           0.84         0.13        --         0.13        11.69
                12/31/06            11.69      0.19          1.70           1.89         0.19        --         0.19        13.39
                06/30/07(B)         13.39      0.09          1.01           1.10           --        --           --        14.49
Mid Cap Growth
                12/31/02             7.68     (0.01)        (1.84)         (1.85)          --        --           --         5.83
                12/31/03             5.83     (0.04)         2.48           2.44           --        --           --         8.27
                12/31/04             8.27     (0.04)         1.06           1.02           --        --           --         9.29
                12/31/05             9.29     (0.01)         0.36           0.35           --        --           --         9.64
                12/31/06             9.64     (0.01)         0.55           0.54           --        --           --        10.18
                06/30/07(B)         10.18     (0.01)         1.44           1.43           --        --           --        11.61
Money Market
                12/31/02             1.00    0.0132            --         0.0132       0.0132        --       0.0132         1.00
                12/31/03             1.00    0.0075            --         0.0075       0.0075        --       0.0075         1.00
                12/31/04             1.00    0.0095            --         0.0095       0.0095        --       0.0095         1.00
                12/31/05             1.00    0.0280            --         0.0280       0.0280        --       0.0280         1.00
                12/31/06             1.00    0.0460            --         0.0460       0.0460        --       0.0460         1.00
                06/30/07(B)          1.00    0.0238            --         0.0238       0.0238        --       0.0238         1.00
Small Company
                12/31/02            11.27      0.03         (1.60)         (1.57)        0.03      0.01         0.04         9.66
                12/31/03             9.66      0.01          3.80           3.81         0.01      0.01         0.02        13.45
                12/31/04            13.45      0.01          2.13           2.14         0.01      1.33         1.34        14.25
                12/31/05            14.25      0.01          1.16           1.17         0.01      1.47         1.48        13.94
                12/31/06            13.94      0.03          2.24           2.27         0.03      1.85         1.88        14.33
                06/30/07(B)         14.33      0.07          1.18           1.25           --        --           --        15.58

See Notes to Financial Highlights on page 21.


The accompanying notes are an integral part of the financial statements.


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo






                                               Ratios/Supplemental Data

-------------------------------------------------------------------------------------------------------------

                                                                                 Ratio of
                                                   Ratio of                    net investment
                                     Ratio of      expenses                    income (loss)
                                     expenses     to average                    to average
                                    to average    net assets    Ratio of net    net assets
            Net assets              net assets      before       investment       before
             at end      Ratio of     before      contractual      income       contractual    Portfolio
 Total      of period  expenses to  custodian       expense      (loss) to       expense       turnover
 return       (000     average net  fee credits  reimbursements  average net  reimbursements     rate
  (%)*       omitted)   assets(%)      (%)**         (%)***       assets (%)      (%)***          (%)

-------------------------------------------------------------------------------------------------------------
 15.07++    $17,724      0.82+         0.84+         1.04+          1.95+         1.75+            85++
  7.44       20,888      0.78          0.81          0.88           1.79          1.72            230
  5.65       21,578      0.79          0.83          0.88           2.21          2.16            189
 11.49       21,270      0.79          0.81          0.81           2.35          2.35            181
  5.83++     21,860      0.84+         0.85+         0.85+          2.22+         2.22+            49++
  5.38++     22,380      0.67+         0.69+         0.73+          4.07+         4.03+           162++
  4.75       23,225      0.67          0.69          0.71           4.31          4.29            383
  1.81       23,626      0.67          0.69          0.71           4.24          4.22            386
  3.70       23,208      0.66          0.68          0.68           4.70          4.70            399
  1.03++     21,916      0.72+         0.74+         0.74+          4.76+         4.76+           162++
(17.33)      32,308      0.48          0.51          0.71           1.24          1.04             50
 31.43       47,411      0.66          0.68          0.75           0.95          0.88             77
  9.65       59,723      0.65          0.67          0.67           1.11          1.11             51
  7.64       67,720      0.65          0.67          0.67           1.17          1.17             22
 16.14       79,345      0.60          0.61          0.61           1.50          1.50             16
  8.22++     85,389      0.63+         0.64+         0.64+          1.36+         1.36+             6++
(24.09)      16,963      0.71          0.74          0.85          (0.19)        (0.30)           246
 41.85       25,046      0.82          0.84          0.89          (0.52)        (0.57)           120
 12.33       28,070      0.79          0.80          0.80          (0.45)        (0.45)           109
  3.77       25,638      0.79          0.81          0.81          (0.13)        (0.13)           163
  5.60       24,494      0.74          0.77          0.77          (0.03)        (0.03)            82
 14.05++     25,666      0.79+         0.81+         0.81+         (0.04)+       (0.04)+           40++
  1.32       33,048      0.40          0.40          0.51           1.32          1.22              --
  0.75       29,289      0.40          0.40          0.53           0.75          0.62              --
  0.96       28,689      0.40          0.40          0.54           0.95          0.82              --
  2.84       27,189      0.40          0.40          0.56           2.80          2.64              --
  4.70       25,144      0.40          0.41          0.51           4.62          4.52              --
  2.40++     24,619      0.55+         0.56+         0.56+          4.77+         4.77+             --
(13.92)      22,651      0.57          0.61          0.81           0.31          0.11             57
 39.44       38,962      0.74          0.76          0.81           0.14          0.08             55
 15.91       53,641      0.70          0.72          0.72           0.10          0.10             52
  8.21       53,831      0.70          0.72          0.72           0.08          0.08             70
 16.17       60,122      0.62          0.65          0.65           0.22          0.22             53
  8.72++     64,011      0.66+         0.69+         0.69+          0.93+         0.93+            22++

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                          NOTES TO FINANCIAL HIGHLIGHTS


(A)  Commenced operations August 1, 2003.
(B)  Unaudited.
^    Calculated based upon average shares outstanding.
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the contractual expense reimbursements as described in Note (3).
+    Annualized.
++   Not annualized.







The accompanying notes are an integral part of the financial statements.
21
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                    NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

1. ORGANIZATION:
         The Sentinel Variable Products Trust (the "Trust") is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of National Life Insurance Company to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a
         "Fund." The Funds have applied for an exemptive order that would allow for the offering of shares of each Fund (including new Funds that might be added to the Trust) to separate accounts of insurance companies that are not affiliated with National Life Insurance Company and qualified retirement plans under a "mixed and share" funding arrangement.

2.SIGNIFICANT ACCOUNTING POLICIES:
         The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION: Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean of the current bid and ask prices is generally used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

         In September 2006, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157 -- Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Fund management has elected to adopt FASB 157 beginning with the fiscal year ended December 31, 2008. Adoption of this rule would have no significant impact on the Fund's financial statements for this semi-annual period.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are accounted for on trade date. These exceptions include:

         (1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or

         (2) on occasion, if Sentinel Administrative Services, Inc. ("SASI"), the Funds' administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

         Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital, current year paydowns and dividends paid. Reclassifications were made to reflect these differences as of June 30, 2007.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                      Accumulated           Accumulated
                      undistributed        undistributed
                          net               net realized
                        investment         gain (loss) on         Paid-in
SVPT Fund             income (loss)         investments           capital
---------             -------------         -----------           -------
Balanced                 $1,767               $(1,767)              $ --
Bond                      3,871                (3,871)                --


D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2007.

E. OTHER: Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from State Street Bank ("SSB"), the custodian bank, on cash balances and are reflected in the statement of operations as an expense offset.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise tax or income tax liability. In June 2006, FASB issued Interpretation No. 48 -- Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal years beginning after December 15, 2006. At implementation, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Fund management has implemented a set of procedures to identify those tax positions which would require adjustments to financial statements and no adjustments were required for the fiscal period ended June 30, 2007.

G. OPTIONS: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

         There were no transactions in options during the period ended June 30, 2007.

H. DOLLAR ROLLS: The SVPT Balanced and SVPT Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date.

I. SECURITIES LENDING: Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

At June 30, 2007 the following Funds had securities on loan:

                       Market Value          Market Value
SVPT Fund          Loaned Securities          Collateral
---------          -----------------          ----------
Balanced ...........   $3,719,432            $3,805,582
Bond ...............   4,786,495             4,936,258
Common
Stock ..............   8,259,368             8,421,492
Mid Cap
Growth ............    6,460,131             6,628,482
Small Company .....    16,207,780            16,660,532

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
Pursuant to Investment Advisory Agreements, Sentinel Asset Management, Inc. ("SAMI"), a subsidiary of NLV Financial Corporation, manages each Fund's investments and business operations under the overall supervision of the Trust's Board of Trustees. SAMI is affiliated with National Life Insurance Company, which issues variable insurance and annuity products through which the Trust is offered, because National Life Insurance Company is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a) With respect to SVPT Balanced Fund. 0.55% per annum on the average daily net assets of the Fund.

b) With respect to SVPT Bond Fund. 0.40% per annum on the average daily net assets of the Fund.

 c) With respect to the SVPT
  Common Stock, SVPT Mid Cap Growth and SVPT Small Company Funds: 0.50% per annum on the first $20 million of average daily net assets of each
   Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

d) With respect to the SVPT Money Market Fund: 0.25% per annum on the average daily net asset of the Fund.

         SAMI had voluntarily agreed for a period of at least until December 31, 2006 to waive the Funds' advisory fees or reimburse other expenses as necessary to limit these Funds' overall expense ratios, after expense offsets, to the amounts shown below:

     o    SVPT Balanced Fund 0.79%
     o    SVPT Bond Fund 0.67%
     o    SVPT Common Stock Fund 0.66%
     o    SVPT Mid Cap Growth Fund 0.82%
     o    SVPT Money Market Fund 0.40%
     o    SVPT Small Company Fund 0.74%

         These arrangements terminated on December 31, 2006.

         Sentinel Financial Services Company ("SFSC"), a subsidiary of SAMI, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

         Independent trustees of the Trust receive a meeting fee of $1,500 for each meeting attended. This compensation totaled $3,000 each for Mr. McMeekin and Mr. Ricker for the period ended June 30, 2007. As a newly elected trustee on May 24, 2007, Ms. Pope is scheduled to attend her first meeting on August 17, 2007 and has not yet been compensated.

         The Funds' Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc., a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund its variable life insurance and annuity products. Pursuant to an Agreement dated December 9, 2004, the Funds and Sentinel Group Funds, Inc. pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds' Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and Sentinel Group Funds, Inc. allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated. Pursuant to the Fund Services Agreement with SASI, a subsidiary of SAMI, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. For the period ended June 30, 2007 this fee totaled $128,332.

4. INVESTMENT TRANSACTIONS:
Purchases and sales (excluding short-term obligations) for the period ended June 30, 2007 were as follows:

                    Purchases                     Sales
                    of other       Purchases      of other      Sales of
                    than U.S.      of U.S.        than U.S.     U.S.
                    Government     Government     Government    Government
                    direct and     direct and     direct and    direct and
                    agency         agency         agency         agency
SVPT Fund           obligations    obligations    obligations  obligations
---------           -----------    -----------    -----------  -----------
Balanced            $978,735       $9,456,003     $1,293,778    $9,699,928
Bond                   --          35,646,825        478,370    36,205,814
Common Stock        5,308,859         --           4,929,678       --
Mid Cap Growth      9,845,228         --          11,989,380       --
Small Company       12,798,889        --          14,236,888       --


(The Sentinel Variable Products Money Market Fund invests only in short-term obligations.)

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

         At December 31, 2006, the Trust had tax basis capital losses which may be used to offset future capital gains through 2014 as follows:

Capital Loss Carryforward
                                                        Expiring
                                                        on 12/31
SVPT Bond Fund                          $   130,549        2013
                                            375,316        2014
                                        -----------
Total                                   $   505,865
                                        ===========
SVPT Common Stock Fund                  $     9,253        2010
                                            346,135        2011
                                        -----------
Total                                   $   355,388
                                        ===========
SVPT Mid Cap Growth Fund                $ 2,878,659        2010
                                        ===========
SVPT Money Market Fund                  $       113        2011
                                        ===========

During the year ended December 31, 2006, the Funds utilized capital losses as follows:

                                        Capital losses
SVPT Fund                                  utilized
---------                                  --------
Common Stock                               $1,332,209
Mid Cap Growth                                932,603

         It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal period ended June 30, 2007 and fiscal year ended December 31, 2006 were as follows:
                                            Shares
                                          issued in
                                         reinvestment               Net increase
                                         of dividends              (decrease) in
                                             and         Shares        shares
SVPT Fund               Shares sold    distribution    reacquired   outstanding
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

Balanced ..........        151,537           --          199,566        (48,029)
Bond ..............        216,375           --          374,098       (157,723)
Common
  Stock ...........        533,696           --          565,586        (31,890)
Mid Cap
  Growth ..........        104,320           --          299,810       (195,490)
Money
  Market ..........      7,922,047        578,289      9,024,403       (524,067)
Small
  Company .........        299,317           --          387,807        (88,490)

YEAR ENDED DECEMBER 31, 2005

Balanced ..........        196,589         58,457        412,240       (157,194)
Bond ..............        462,833        113,176        587,598        (11,589)
Common
  Stock ...........      1,332,177         81,613      1,280,338        133,452
Mid Cap
  Growth ..........        317,936           --          571,358       (253,422)
Money
  Market ..........     17,096,069      1,218,882     20,360,722     (2,045,771)
Small
  Company .........        711,544        483,557        860,422        334,679

6. INDEMNIFICATIONS:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
            ACTUAL AND HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES
(UNAUDITED)


EXAMPLE
When you allocate to one or more of the Sentinel Variable Products Trust Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/07 through 06/30/07.

ACTUAL EXPENSES
The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/07 through 06/30/07 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
         Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

Actual and hypothetical expenses for each Sentinel Variable Products Trust Fund are provided in this table. More detailed expense data is contained in the previous pages.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Beginning     Ending               Expenses Paid
                                      Total                           Total         Account     Account  Annualized  from 01/01/07
Sentinel Variable                     Return                          Return         Value       Value    Expense     through
Products Trust Fund                 Description                      Percentage     01/01/07    06/30/07    Ratio     06/30/07 *
----------------------------------------------------------------------------------------------------------------------------------
Balanced
                         Actual                                        5.83%        $1,000.00   $1,058.31   0.84%       $4.29
                         Hypothetical (5% per year before expenses)    2.06%        $1,000.00   $1,020.63   0.84%       $4.21
----------------------------------------------------------------------------------------------------------------------------------
Bond
                         Actual                                        1.03%        $1,000.00   $1,010.29   0.72%       $3.59
                         Hypothetical (5% per year before expenses)    2.12%        $1,000.00   $1,021.22   0.72%       $3.61
----------------------------------------------------------------------------------------------------------------------------------
Common Stock
                         Actual                                        8.22%        $1,000.00   $1,082.15   0.63%       $3.25
                         Hypothetical (5% per year before expenses)    2.17%        $1,000.00   $1,021.67   0.63%       $3.16
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
                         Actual                                        14.05%       $1,000.00   $1,140.47   0.79%       $4.19
                         Hypothetical (5% per year before expenses)    2.09%        $1,000.00   $1,020.88   0.79%       $3.96
----------------------------------------------------------------------------------------------------------------------------------
Money Market
                         Actual                                        2.40%        $1,000.00   $1,024.00   0.55%       $2.76
                         Hypothetical (5% per year before expenses)    2.21%        $1,000.00   $1,022.07   0.55%       $2.76
----------------------------------------------------------------------------------------------------------------------------------
Small Company
                         Actual                                        8.72%        $1,000.00   $1,087.23   0.66%       $3.42
                         Hypothetical (5% per year before expenses)    2.15%        $1,000.00   $1,021.52   0.66%       $3.31
----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181)/365 (or 366).

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                   INFORMATION AND SERVICES FOR POLICYHOLDERS

PORTFOLIO PROXY VOTING GUIDELINES AND VOTING RECORD
Sentinel Variable Products Trust Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 are available without charge online at www.nationallife.com under the Performance and Prospectus table, and at www.sec.gov, or by calling (800) 537-7003.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                              PROXY VOTING RESULTS


Annual Meeting of Shareholders -- May 24, 2007 To elect the Board of Trustees of the Trust to serve until their successors have been duly elected and qualified or until their retirement, resignation, death or removal.
--------------------------------------------------------------------------------
NOMINEE                                 FOR                 WITHHOLD
--------------------------------------------------------------------------------
Thomas H. MacLeay                     98.184%                1.816%
--------------------------------------------------------------------------------
William D. McMeekin                   99.533%                0.467%
--------------------------------------------------------------------------------
Nancy F. Pope                         98.194%                1.806%
--------------------------------------------------------------------------------
William G. Ricker                     98.160%                1.840%
--------------------------------------------------------------------------------

To consider and act upon a proposal to amend and restate the Trust's Declaration of Trust to standardize its provisions and conform them to current applicable law.
--------------------------------------------------------------------------------
FOR                               AGAINST               ABSTAIN
--------------------------------------------------------------------------------
98.142%                           0.309%                1.549%
--------------------------------------------------------------------------------

To approve the repeal of the investment restriction restricting each Fund from investing more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.
--------------------------------------------------------------------------------
SVPT FUND                 FOR         AGAINST         ABSTAIN
--------------------------------------------------------------------------------
Balanced                67.966%       28.326%          3.708%
--------------------------------------------------------------------------------
Bond                    86.093%        8.175%          5.732%
--------------------------------------------------------------------------------
Common Stock            86.030%        9.161%          4.809%
--------------------------------------------------------------------------------
Mid Cap Growth          85.294%       10.103%          4.603%
--------------------------------------------------------------------------------
Small Company           88.945%        5.669%          5.386%
--------------------------------------------------------------------------------

To restate each Fund's fundamental investment policy with regard to the status of each Fund as either diversified or non-diversified.
--------------------------------------------------------------------------------
SVPT FUND               FOR                AGAINST              ABSTAIN
--------------------------------------------------------------------------------
Balanced                69.090%            24.673%              6.237%
--------------------------------------------------------------------------------
Bond                    90.528%            4.678%               4.794%
--------------------------------------------------------------------------------
Common Stock            93.833%            2.590%               3.577%
--------------------------------------------------------------------------------
Mid Cap Growth          92.021%            3.624%               4.355%
--------------------------------------------------------------------------------
Money Market            93.602%            0.280%               6.118%
--------------------------------------------------------------------------------
Small Company           94.994%            1.657%               3.349%
--------------------------------------------------------------------------------
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                              TRUSTEES AND OFFICERS

The following is a list of the Trust's trustees. Each trustee oversees the six portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders' meeting or until he or she reaches the mandatory retirement age established by the Trust.


                             Length of Time                                                            Public
Name, Address, Age           Served               Principal Occupation(s) During Past Five Years       Directorships
---------------------------------------------------------------------------------------------------------------------
WILLIAM D. MCMEEKIN (62)     Trustee since        Former Executive Vice President, Commercial          None
One National Life Drive      2000                 Services -- TD Banknorth, N.A. (formerly
Montpelier, VT 05604                              Banknorth Vermont) from June, 2005 to May
                                                  2006; Senior Vice President & Senior Lending
                                                  Officer, 2001 to 2005; Community President --
                                                  The Howard Bank, 2000 to 2001
---------------------------------------------------------------------------------------------------------------------
NANCY F. POPE (54)           Trustee since        Trustee -- Northfield Savings Bank, since 1995;       None
One National Life Drive      2007                 Director (Chair) -- Barre Town School District,
Montpelier, VT 05604                              1995 to 2004; Trustee (Vice Chair) -- Aldrich
                                                  Public Library, since 2002 and from 1993 to 2000
---------------------------------------------------------------------------------------------------------------------
WILLIAM G. RICKER (68)       Trustee since        Former President -- Denis, Ricker & Brown             None
One National Life Drive      2000                 (Insurance Agency), 1980 to 2001
Montpelier, VT 05604
---------------------------------------------------------------------------------------------------------------------


         The names of and other information relating to the one Trustee who is an officer and "interested person" of the Funds as defined in the Investment
Company Act of 1940, as amended and to the officers of the Funds are set forth below.

                             Length of Time                                                                Public
Name, Address, Age           Served                 Principal Occupation(s) During Past Five Years         Directorship
-----------------------------------------------------------------------------------------------------------------------
THOMAS H. MACLEAY (58)       Chair and Trustee,     National Life Holding Company (a mutual                Sentinel
One National Life Drive      since 2004; Chief      insurance holding company) and National Life           Funds (14)
Montpelier, VT 05604         Executive Officer      Insurance Company ("National Life") -- Chairman
                             2004 -- 2005           of the Board, President and Chief Executive
                                                    Officer, since 2002; President and Chief Operating
                                                    Officer, 1996 to 2001; Sentinel Group Funds, Inc.
                                                    and Sentinel Pennsylvania Tax-Free Trust
                                                    ("Sentinel Funds") -- Chairman, since 2003; Chief
                                                    Executive Officer, 2003 to 2005
-----------------------------------------------------------------------------------------------------------------------
CHRISTIAN W. THWAITES        President and          Sentinel Asset Management, Inc. ("Advisor") --         Sentinel
(49)                         Chief Executive        President & Chief Executive Officer, since 2005;       Funds (14)
One National Life Drive      Officer, since         National Life -- Executive Vice President, since
Montpelier, VT 05604         2005                   2005; Sentinel Funds -- President, Chief Executive
                                                    Officer and Director/Trustee, since 2005; Sentinel
                                                    Financial Services Company ("SFSC") -- Chief
                                                    Executive Officer since 2005, President 2005 to
                                                    2006; Sentinel Administrative Services, Inc.
                                                    ("SASI") -- President & Chief Executive Officer
                                                    since 2005; Sentinel Advisors Company ("SAC")
                                                    and Sentinel Administrative Services Company
                                                    ("SASC") -- President & Chief Executive Officer
                                                    2005 to 2006; Skandia Global Funds -- Chief
                                                    Executive Officer, 1996 to 2004
-----------------------------------------------------------------------------------------------------------------------

ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                                          TRUSTEES AND OFFICERS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                             Position and
                             Length of               Principal Occupation(s) During                          Public
Name, Address, Age           Time Served             Past Five Years                                         Directorship
-------------------------------------------------------------------------------------------------------------------------
THOMAS P. MALONE (51)        Vice President          SASI -- Vice President, since 2006; Sentinel Funds --   N/A
One National Life Drive      & Treasurer,            Vice President and Treasurer, since 1997; SASC --
Montpelier, VT 05604         Since 2000              Vice President 1998 to 2006
-------------------------------------------------------------------------------------------------------------------------

JOHN K. LANDY (48)           Vice President,         SASI -- Senior Vice President, since 2006; Sentinel     N/A
One National Life Drive      Since 2004              Funds -- Vice President, since 2003; SASC --
Montpelier, VT 05604                                 Senior Vice President 2004 to 2006; Vice
                                                     President, 1997 to 2004
-------------------------------------------------------------------------------------------------------------------------
SCOTT G. WHEELER (42)        Assistant Vice          SASI -- Vice President, since 2007; Assistant Vice      N/A
One National Life Drive      President &             President, 2006 to 2007; Sentinel Funds --
Montpelier, VT 05604         Assistant               Assistant Vice President and Assistant Treasurer,
                             Treasurer,              since 1998; SASC -- Assistant Vice President 1998
                             Since 2004              to 2006
-------------------------------------------------------------------------------------------------------------------------
KERRY A. JUNG (34)           Secretary, since        National Life -- Senior Counsel, since 2005;            N/A
One National Life Drive      2005                    Sentinel Funds -- Secretary, since 2005; Advisor --
Montpelier, VT 05604                                 Counsel, since 2005; SASI -- Counsel, since 2006;
                                                     Equity Services, Inc. ("ESI") -- Counsel,
                                                     Investment Advisory Services, since 2007; ESI and
                                                     SFSC -- Counsel, 2005 to 2007; SASC -- Counsel,
                                                     2005 to 2006; Strong Financial Corporation --
                                                     Managing Counsel, 2004 to 2005; Associate
                                                     Counsel, 2000 to 2004
-------------------------------------------------------------------------------------------------------------------------
D. Russell Morgan (52)       Chief Compliance        Advisor; National Variable Annuity Account II;          N/A
One National Life Drive      Officer, since          National Variable Life Insurance Account -- Chief
Montpelier, VT  05604        2004; Secretary,        Compliance Officer, since 2004; Sentinel Funds --
                             2000 -- 2005            Chief Compliance Officer, since 2004; Secretary,
                                                     1988 to 2005; National Life -- Assistant General
                                                     Counsel, 2001 to 2005; Senior Counsel, 2000 to
                                                     2001; ESI -- Counsel, 1986 to 2005; Advisor,
                                                     SFSC, SASC -- Counsel, 1993 to 2005
-------------------------------------------------------------------------------------------------------------------------


The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003.

INVESTMENT ADVISOR                        CUSTODIAN AND DIVIDEND PAYING AGENT
Sentinel Asset Management, Inc.           State Street Bank & Trust Company --
                                          Kansas City
PRINCIPAL UNDERWRITER
Sentinel Financial Services Company       TRANSFER AGENT, SHAREHOLDER SERVICING
                                            AGENT AND ADMINISTRATOR
COUNSEL                                   Sentinel Administrative Services, Inc.
Sidley Austin LLP

INDEPENDENT REGISTERED PUBLIC
  ACCOUNTING FIRM
PricewaterhouseCoopers LLP



THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE
RECORDS OF THE FUNDS WITHOUT EXAMINATION BY AN INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM, WHO DID NOT EXPRESS AN
OPINION THEREON.

SENTINEL VARIABLE
PRODUCTS TRUST


Sentinel Variable Products Trust Balanced Fund

Sentinel Variable Products Trust Bond Fund

Sentinel Variable Products Trust Common Stock Fund

Sentinel Variable Products Trust Mid Cap Growth Fund

Sentinel Variable Products Trust Money Market Fund

Sentinel Variable Products Trust Small Company Fund


This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332



9346(0607)                                                        Cat. No. 47953

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust


By: /s/ Christian W. Thwaites
- -------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Thomas P. Malone
- --------------------
Thomas P. Malone,
Vice President & Treasurer

Date: September 5, 2007

Sentinel Variable
Products Trust

--------------------------------


Policyholders Semi-Annual Report
June 30, 2007